(GRAPHIC APPEARS HERE)


                                            Mutual Fund
                                                 Annual Report
                                                    December 31, 1999





EAFE Equity Index Fund




                                               (GRAPHIC APPEARS HERE)

EAFE Equity Index Fund

Table of Contents


             Letter to Shareholders                                 3

             EAFE Equity Index Fund

                    Statement of Assets and Liabilities             7
                    Statement of Operations                         8
                    Statements of Changes in Net Assets             9
                    Financial Highlights                           10
                    Notes to Financial Statements                  12
                    Report of Independent Accountants              14
                    Tax Information                                14

             EAFE Equity Index Portfolio

                    Schedule of Portfolio Investments              15
                    Statement of Assets and Liabilities            25

                    Statement of Operations                        26
                    Statements of Changes in Net Assets            27
                    Financial Highlights                           28
                    Notes to Financial Statements                  29
                    Report of Independent Accountants              32

             Proxy Results                                         33


                                ---------------
             The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                ---------------

EAFE Equity Index Fund

Letter to Shareholders


We are pleased to present you with this annual report for the EAFE(R)(1) Equity Index Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolio's holdings.(2)

MARKET ACTIVITY
Overall, 15 of the 20 EAFE markets posted gains for the annual period ended December 31, 1999 in U.S. dollar terms, and twelve had double-digit returns. Equities accounted for most of the advance of the MSCI EAFE Index(3), gaining in eight of the twelve months; currencies lost ground in all but the third calendar quarter, when both the yen and Euro rallied.

The major story of 1999 was the rather significant market rotations in the EAFE markets, as Asian and Pacific Rim markets outpaced European markets. The three biggest influences on EAFE Index performance were the stunning reversal of the Japanese equity market, the introduction of the Euro, and the global markets' focus on U.S. Federal Reserve Board interest rate policy.

Europe
Regionally, Europe rose 15.9% in U.S. dollar terms during the annual period. The markets were affected by a strong U.S. dollar, slowing domestic growth rates, increased competition resulting from the January 1, 1999 introduction of the common Euro currency, and during the second half of the year in particular, concerns about interest rate hikes both from the U.S. Federal Reserve Board and the European Central Bank. Even so, the European markets rallied back from a negative first half of 1999 to end the year with double-digit returns competitive with those of the U.S. equity indices.

o Great expectations for the much-anticipated introduction of the Euro in January had fueled a strong European market in 1998 and into January 1999, only to disappoint later. Strategists expected impressive capital flows into Europe as the unified market promoted a more stable economic environment and greater transparency in financial reporting. However, the Euro's value versus the U.S. dollar declined by about 14.0% during the year. Such Euro weakness fueled prospects of export growth on the one hand but worried many as it approached parity with the dollar, undermining confidence in the new currency. The Euro's lack of strength, of course, also dampened European equity returns in U.S. dollar terms.

Ten Largest Stock Holdings
(percentages are based on net assets)

   Nokia AB-A Shares                                 2.22%
   Nippon Telegraph & Telephone                      1.76
   BP Amoco PLC                                      1.72
   Deutsche Telekom                                  1.71
   Toyota Motor Corp.                                1.49
   British Telecom PLC                               1.38
   Royal Dutch Petroleum                             1.31
   Vodafone Airtouch PLC                             1.30
   Ericsson LM-B                                     1.22
   France Telecom SA                                 1.16

o European markets also were impacted by investors' concerns about the possibility of U.S. Federal Reserve Board action.
  -- During the first half of the year, several European governments cut interest rates, including Norway, the United Kingdom, Switzerland, and the European Central Bank. This had prompted several equity markets to rally in response. In June 1999, European markets rallied further based on lower than expected U.S. inflation figures and the perception that the Federal Reserve Board would not necessarily be inclined to raise U.S. interest rates further.
  -- However, following its initial June 30th tightening, investors felt further interest rate increases by the Federal Reserve Board would contribute to a slowdown in European economic growth amidst an already soft environment. After the Bank of England raised rates by 0.25% in September, the markets looked toward a possible interest rate rise by the European Central Bank during the fourth quarter. Global inflation concerns caused further uneasiness and market volatility, as each new piece of economic data changed inflation sentiment.

EAFE Equity Index Fund

Letter to Shareholders


Portfolio Diversification
By Country as of December 31, 1999 (percentages are based on net assets)

Japan                           22%
United Kingdom                  17
United States                   12
France                           9
Germany                          8
Switzerland                      6
Netherlands                      5
Italy                            4
Finland                          3
Sweden                           3
Australia                        2
Hong Kong                        2
Spain                            2
Other(1)                         5

----------
 (1) Consists of countries less than 2%.



o On the other hand, European markets responded positively to rising merger activity, as companies sought economies of scale in an enlarged "domestic" market.
  -- Ongoing merger and acquisition activity also helped to shore up European markets by limiting redundancy and raising long-term profit expectations within many industries, perhaps most especially the telecommunications industry. For example, in April, Deutsche Telecom and Telecom Italia announced a merger in an attempt to fend off Olivetti's bid for the Italian phone company. By the end of June, Olivetti had won the battle for Telecom Italia in the largest leveraged buyout in European history, buoying somewhat the European markets overall. During the fourth quarter, too, merger and acquisition speculation in the telecommunications sector pushed prices higher across Europe.
  -- Other activity during the year included Zeneca PLC's (UK) agreement to buy
     Astra (Sweden) and Ford Motor's bid to buy Volvo's car unit in January. France's Societe Generale bought competitor Paribas in February, and other bank stocks rose as investors felt there would be more mergers in the fragmented European banking sector. Also in June,



INVESTMENT REVIEW

                                   Cumulative Total Returns   Average Annual Total Returns
Periods ended                      Past 1   Past 3    Since     Past 1    Past 3     Since
December 31, 1999                  year     years  inception    year     years    inception
--------------------------------------------------------------------------------------------
EAFE(R)(1) Equity Index Fund(4)
   Institutional Class Shares
   (inception 1/24/96)            27.95%   56.53%    67.84%    27.95%    16.11%     14.07%
MSCI EAFE Index(3)                26.96%   55.06%    66.35%    26.96%    15.74%     13.88%
Lipper International
   Equity Average(5)              40.81%   67.56%    84.64%    40.81%    18.30%     16.45%

----------
(1) The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.
(2) Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(3) The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. Investments cannot be made in an index.
(4) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(5) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

EAFE Equity Index Fund

Letter to Shareholders

     Repsol, the Spanish energy firm, received shareholder approval for its bid to buy
     YPF, the Argentinian oil company.

o Many European companies also continued to announce better than expected earnings. For instance, Finland was a top performing market through much of 1999, rising on better than expected earnings from Nokia, the global telecommunications company whose shares account for more than 70% of the Finnish market. Austria was the top performing market in February, rising on better than expected earnings from Bank Austria, the country's largest bank. Ericsson of Sweden, a cellular phone provider, fueled strong Scandinavian returns in December.

Pacific Basin
The Pacific Basin rose 57.6% in U.S. dollar terms during the annual period. The previously struggling Asian and Pacific Rim markets rallied back from 1998's global economic woes primarily due to falling domestic interest rates, stable currencies, strong domestic consumption, and improving exports.

o Japan had a particularly strong showing, with its equity market rising based largely on strong foreign buying and ongoing gains in business sentiment.
  -- The bullishness arose after several companies announced restructuring plans, with the goal of increasing profitability. Some of the companies included Sony, Oji Paper, and Japan Airlines.
  -- By May, the Japanese market reversed some of its earlier gains, as foreign demand for stock turned negative after four consecutive months of aggressive buying by foreign hedge funds, asset allocators and active managers.
  -- In June, Japan's equity market rallied back, spurred on by signs of economic recovery and continued foreign buying of Japanese shares. At June 30, 1999, Japan's EAFE market weight was 24%, the highest level in recent years.
  -- The rally continued in July, spurred on by positive earnings reports from Sony and the brokerage firms. Its equity index, the Nikkei, reached its highest level since 1997. Positive economic data continued. The announcement of the mega-merger between Dai Ichi Kangyo, Industrial Bank of Japan, and Fuji Bank was a major step in the much needed restructuring of the Japanese banking system. Industrial production showed increases and GDP growth indicated strength.
  -- In December, Japanese technology stocks rallied mid-month after fears of U.S. interest rate hikes were abated and continued strong demand for Japanese products was forecast. Kyocera, an electronics maker, rallied over 125% that month after announcing it is buying U.S. mobile phone giant Qualcomm's phone making unit, giving it a strong foothold in the North American cellular phone market.

o Hong Kong's equity market rose, as investors became more optimistic about corporate earnings.
  -- In addition, the Hong Kong government announced in March that it would be selling its $23 billion stock portfolio over the next three years. In April, Hong Kong was the best performing EAFE market, as foreigners increased their equity allocation to the market when the Hong Kong central bank cut its interest rates by 0.25% to 8.5% and the property market strengthened.

o Encouraged by investor confidence of economic recovery in the region, other Asian equity markets also performed well for the annual period. - Singapore, Australia, and New Zealand were among the stronger performing markets in the region.

MANAGER OUTLOOK
Global markets appear poised for another interesting year, especially as the recent exponential growth of the technology industry continues to impact equity investments worldwide. Furthermore, economic growth continues to improve globally, a positive indicator, in our view, that corporate profits will do likewise.

In Europe, the impact of monetary union will continue to ripple through the various nations' economies. Mergers and acquisitions are likely to continue and perhaps even accelerate across most sectors, providing upward price momentum. In our opinion, in the year 2000, the Euro may recover some of the ground lost against the dollar during the first tumultuous year since its introduction. Appreciation of the Euro is particularly likely during the months ahead if European investors take home some of the profits made in 1999 in the U.S. equity market and if the U.S. economy begins to lose some of its luster.

EAFE Equity Index Fund

Letter to Shareholders


In Japan, the forces of modernization will likely continue their battle against the inertial forces of "Japan, Inc." Following Japan's best annual stock market performance since 1986 this past year, global investors, still underweight this market, may continue to provide positive price pressure in 2000, as Japan continues to seek to control costs, improve productivity, and increase the viability of its banks. Outside of Australia and New Zealand, the rest of developed Asia may, in our view, increasingly look to the U.S. in 2000, both as a market for its exports as well as an economic bellwether, especially given the strong links between their currencies and the dollar.

Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your ongoing support of the EAFE Equity Index Fund and look forward to serving your investment needs for many years ahead.


                               /s/ Steven Wetter

                                 Steven Wetter
              Portfolio Manager of the EAFE Equity Index Portfolio
                               December 31, 1999




Performance Comparison

EAFE EQUITY INDEX FUND AND MSCI EAFE INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE JANUARY 31, 1996)

                             (GRAPHIC APPEARS HERE)

                 EAFE Equity
                 Index Fund - $16,784          MSCI EAFE Index - $16,635
Jan-96           10,000                              10,000
Jun-96           10,404                              10,409
Dec-96           10,553                              10,561
Jun-97           11,805                              11,745
Dec-97           10,949                              10,920
Jun-98           12,715                              12,659
Dec-98           13,117                              13,100
Jun-99           13,660                              13,619
Dec-99           16,784                              16,635

                         Total Return December 31, 1999

          One Year 27.95%                    Since 1/24/96(1) 14.07%(2)

----------
(1) The Fund's inception date.
(2) Annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The MSCI EAFE Index is unmanaged and investments may not be made in an index. The index return does not reflect expenses, which have been deducted from the Fund's return. Performance figures assume the reinvestment of dividends and capital gain distributions.

EAFE Equity Index Fund

Statement of Assets and Liabilities

                                                                               As of
                                                                               December 31, 1999
Assets
     Investment in EAFE Equity Index Portfolio, at Value                         $   120,163,527
     Receivable for Shares of Beneficial Interest Subscribed                             203,158
     Due from Bankers Trust                                                               60,158
     Prepaid Expenses and Other                                                            4,656
                                                                                 ---------------
Total Assets                                                                         120,431,499
                                                                                 ---------------
Liabilities
     Payable for Shares of Beneficial Interest Redeemed                                   10,350
     Accrued Expenses and Other                                                           44,888
                                                                                 ---------------
Total Liabilities                                                                         55,238
                                                                                 ---------------
Net Assets                                                                       $   120,376,261
                                                                                 ===============
Composition of Net Assets
     Paid-in Capital                                                             $    93,712,911
     Distributions in Excess of Net Investment Income                                   (758,098)
     Accumulated Net Realized Gain from Investment, Foreign Futures,
          Foreign Currency and Forward Foreign Currency Transactions                     382,674
     Net Unrealized Appreciation on Investment, Foreign Currency and Forward
          Foreign Currency Contracts                                                  27,038,774
                                                                                 ---------------
Net Assets                                                                       $   120,376,261
                                                                                 ===============
Shares Outstanding ($0.001 par value, unlimited number of shares of beneficial
     interest authorized)                                                              8,255,918
                                                                                 ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided
     by shares outstanding)                                                      $         14.58
                                                                                 ===============


                       See Notes to Financial Statements.

EAFE Equity Index Fund

Statement of Operations

                                                                                      For the year ended
                                                                                       December 31, 1999
Investment Income
      Income Allocated from EAFE Equity Index Portfolio, Net                            $      1,130,135
                                                                                         ---------------
Expenses
      Administration and Services Fees                                                           105,151
      Professional Fees                                                                           41,425
      Registration Fees                                                                           34,548
      Servicing Fees                                                                              16,357
      Trustees Fees                                                                                3,931
      Commitment Fees                                                                              3,305
      Miscellaneous                                                                               10,778
                                                                                         ---------------
Total Expenses                                                                                   215,495
Less: Fee Waivers or Expense Reimbursements                                                     (180,142)
                                                                                         ---------------
Net Expenses                                                                                      35,353
                                                                                         ---------------
Net Investment Income                                                                          1,094,782
                                                                                         ---------------
Realized and Unrealized Gain (Loss) on Investment, Foreign Futures,
      Foreign Currencies and Forward Foreign Currency Contracts
      Net Realized Gain (Loss) from:
            Investment Transactions                                                               79,426
            Foreign Futures Transactions                                                       1,871,867
            Foreign Currency Transactions                                                       (363,595)
            Forward Foreign Currency Transactions                                                (67,919)
      Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign
            Futures, Foreign Currency, and Forward Foreign Currency Contracts                 18,679,434
                                                                                         ---------------
Net Realized and Unrealized Gain on Investment, Foreign Futures, Foreign
      Currencies and Forward Foreign Currency Contracts                                       20,199,213
                                                                                         ---------------
Net Increase in Net Assets from Operations                                              $     21,293,995
                                                                                         ===============


                       See Notes to Financial Statements.

EAFE Equity Index Fund

Statements of Changes in Net Assets

                                                                            For the years ended December 31,
                                                                              1999                   1998
Increase (Decrease) in Net Assets from:
Operations
Net Investment Income                                                 $    1,094,782          $     604,084
      Net Realized Gain from Investment, Foreign Futures,
            Foreign Currencies and Forward Foreign Currency
            Transactions                                                   1,519,779                 39,644
      Net Change in Unrealized Appreciation/Depreciation
            on Investment, Foreign Futures, Foreign Currencies
            and Forward Foreign Currency Contracts                        18,679,434              6,726,636
                                                                      --------------          -------------
Net Increase in Net Assets from Operations                                21,293,995              7,370,364
                                                                      --------------          -------------
Distributions to Shareholders
      Net Investment Income                                                 (684,090)              (604,084)
      Distributions in Excess of Net Investment Income                      (217,876)              (287,215)
      Net Realized Gain from Investment Transactions                        (988,759)               (39,644)
      Distributions in Excess of Net Realized Gains                               --               (346,658)
                                                                      --------------          -------------
Total Distributions                                                       (1,890,725)            (1,277,601)
                                                                      --------------          -------------
Capital Transactions in Shares of Beneficial Interest
      Net Increase Resulting from Institutional Class Shares              58,510,864              1,460,464
      Net Decrease Resulting from Advisor Class Shares(1)                         --             (3,811,950)
                                                                      --------------          -------------
Net Increase (Decrease) from Capital Transactions in
            Shares of Beneficial Interest                                 58,510,864             (2,351,486)
                                                                      --------------          -------------
Total Increase in Net Assets                                              77,914,134              3,741,277
Net Assets
Beginning of Year                                                         42,462,127             38,720,850
                                                                      --------------          -------------
End of Year                                                           $  120,376,261          $  42,462,127
                                                                      ==============          =============

----------
(1) On July 10, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.



                       See Notes to Financial Statements.

EAFE Equity Index Fund

Financial Highlights


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Institutional Class of EAFE Equity Index Fund.


Institutional Class Shares

                                                                                                         For the period
                                                                                                        Jan. 24, 1996(1)
                                                                For the years ended December 31,               to
                                                              1999         1998(3)            1997       Dec. 31, 1996
Per Share Operating Performance:
Net Asset Value, Beginning of Period                         $11.59         $ 9.98           $10.62           $10.00
                                                             ------         ------           ------           ------
Income from Investment Operations
     Net Investment Income                                     0.08           0.16             0.23             0.12
     Net Realized and Unrealized Gain (Loss) from
          Investment, Foreign Futures, Foreign
          Currencies  and Forward Foreign Currency
          Transactions                                         3.15           1.81            (0.02)            0.60
                                                             ------         ------           ------           ------
Total from Investment Operations                               3.23           1.97             0.21             0.72
                                                             ------         ------           ------           ------
Distributions to Shareholders
     Net Investment Income                                    (0.08)         (0.16)           (0.24)           (0.08)
     In Excess of Net Investment Income                       (0.03)         (0.09)              --               --
     Net Realized Gain from Investment
          Transactions                                        (0.13)         (0.01)           (0.61)           (0.02)
     In Excess of Net Realized Gains                             --          (0.10)              --               --
                                                             ------         ------           ------           ------
Total Distributions                                           (0.24)         (0.36)           (0.85)           (0.10)
                                                             ------         ------           ------           ------
Net Asset Value, End of Period                               $14.58         $11.59           $ 9.98           $10.62
                                                             ======         ======           ======           ======
Total Investment Return                                       27.95%         19.81%            2.11%            7.22%
Supplemental Data and Ratios:
     Net Assets, End of Period (000s omitted)              $120,376        $42,462          $35,509          $39,667
     Ratios to Average Net Assets:
          Net Investment Income                                1.56%          1.50%            1.70%            1.64%(2)
          Expenses After Waivers, Including
               Expenses of the EAFE Equity Index
               Portfolio                                       0.40%          0.40%            0.40%            0.40%(2)
          Expenses Before Waivers, Including
               Expenses of the EAFE Equity Index
               Portfolio                                       0.71%          0.83%            0.73%            0.88%(2)
          Decrease Reflected in Above Expense
               Ratios Due to Fee Waivers or Expense
               Reimbursements                                  0.31%          0.43%            0.33%            0.48%(2)

----------
(1) Commencement of operations.
(2) Annualized.
(3) Advisor Class Shares were converted to Institutional Class Shares on July 10, 1998.



                       See Notes to Financial Statements.

EAFE Equity Index Fund

Financial Highlights


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Advisor Class of EAFE Equity Index Fund.

ADVISOR CLASS SHARES

                                                                    For the period                        For the period
                                                                   January 1, 1998        For the        June 21, 1996(1)
                                                                       through           year ended             to
                                                                   July 10, 1998(4)     Dec. 31, 1997     Dec. 31, 1996
Per Share Operating Performance:
Net Asset Value, Beginning of Period                                   $  9.63             $10.14              $10.00
                                                                       -------             ------              ------
Income from Investment Operations
     Net Investment Income                                                0.10               0.05                0.02
     Net Realized and Unrealized Gain from Investment,
          Foreign Futures, Foreign Currencies and Forward
          Foreign Currency Transactions                                   1.54               0.13                0.12
                                                                       -------             ------              ------
Total from Investment Operations                                          1.64               0.18                0.14
                                                                       -------             ------              ------
Distributions to Shareholders
     Net Investment Income                                                  --              (0.08)              (0.00)(3)
     Net Realized Gain from Investment Transactions                         --              (0.61)              (0.00)(3)
                                                                       -------             ------              ------
Total Distributions                                                         --              (0.69)              (0.00)(3)
                                                                       -------             ------              ------
Net Asset Value, End of Period                                         $ 11.27             $ 9.63              $10.14
                                                                       =======             ======              ======
Total Investment Return                                                  17.03%              1.89%               1.57%
Supplemental Data and Ratios:
     Net assets, end of period (000s omitted)                          $    --             $3,212              $  717
     Ratios to Average Net Assets:
          Net Investment Income                                           2.06%(2)           1.17%               0.67%(2)
          Expenses After Waivers, Including Expenses
               of the EAFE Equity Index Portfolio                         0.65%(2)           0.65%               0.65%(2)
          Expenses Before Waivers, Including Expenses
               of the EAFE Equity Index Portfolio                         1.07%(2)           0.98%               2.35%(2)
          Decrease Reflected in Above Expense Ratio
               Due to Fee Waivers or Expense
               Reimbursements                                             0.42%(2)           0.33%               1.70%(2)

----------
(1) Commencement of operations.
(2) Annualized.
(3) Less than $0.01.
(4) Advisor Class Shares were converted to Institutional Class Shares on July 10, 1998.



                       See Notes to Financial Statements.

EAFE Equity Index Fund

Notes to Financial Statements


Note 1--Organization and Significant
        Accounting Policies
A. Organization
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The EAFE Equity Index Fund (the "Fund") is one of the funds offered to investors by the Trust.

The Fund offers one class of shares to investors: the Institutional Class. The Institutional shares began operations and offering shares of beneficial interest on January 24, 1996. The Fund previously offered another class of shares, the Advisor Class, which began operations on June 21, 1996. On July 10, 1998, the Fund's Advisor Class was closed and all Advisor Class shares were exchanged into the Fund's Institutional Class based on a 1 to 1.0382 exchange ratio. As a result of the exchange, 438,740 shares of the Institutional Class representing $5,133,257 in net assets were issued at the net asset value of $11.70 per share.

The Fund invests substantially all of its assets in the EAFE Equity Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1999, the Fund's proportionate interest in the Portfolio's net assets was approximately 100%.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Organization Expenses
Costs incurred by the fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. Distributions
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are also made annually to the extent they are not offset by any capital loss carryforwards.

F. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles. The Fund has deferred a post October currency loss of $248,001 and a post October capital loss of $465,630 to the next year.

G. Other
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the Trust's funds are allocated among them. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

EAFE Equity Index Fund

Notes to Financial Statements


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .15%.

Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of the Institutional Class, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and .40% of the average daily net assets of the Class, including expenses of the Portfolio.

For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998, a shareholder transaction fee of 0.25%, which amounted to $23,772 and $25,961, respectively, was paid when investors bought, sold, or exchanged shares of the Fund. These transaction fees were paid directly to the Fund and were deducted automatically from the amount invested, exchanged, or redeemed (with the exception of reinvested dividends or capital gain distributions.)

ICC Distributors, Inc. provides distribution services to the Fund.

Note 3--Shares of Beneficial Interest
At December 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                   Institutional Class Shares(1)
                 -------------------------------------------------------------
                        For the Year Ended               For the Year Ended
                        December 31, 1999                 December 31, 1998
                 -------------------------------------------------------------
                   Shares            Amount          Shares         Amount
                 ----------     --------------    ------------   -------------
Sold              4,816,704     $   61,160,201        190,462    $   2,131,517
Reinvested          111,552          1,572,177        109,811        1,258,105
Redeemed           (335,372)        (4,221,514)      (632,885)      (7,062,415)
Exchanged                --                 --        438,740        5,133,257
                 ----------     --------------    -----------    -------------
Net Increase      4,592,884     $   58,510,864        106,128    $   1,460,464
                 ==========     ==============    ===========    =============


                         Advisor Class Shares(1)
                      ------------------------------
                               For the Period
                              January 1, 1998
                                  through
                               July 10, 1998
                      ------------------------------
                        Shares              Amount
                      ----------         -----------
Sold                    211,779         $  2,284,004
Reinvested                   --                   --
Redeemed                (89,978)            (962,697)
Exchanged              (455,480)          (5,133,257)
                      ---------         ------------
Net Decrease           (333,679)        $ (3,811,950)
                      =========         ============


----------
(1) On July 10, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.

Note 4--Class Name Change
On April 30, 2000, the Class will change its name from EAFE Equity Index Fund Institutional Class to EAFE Equity Index Fund-Premier Class.

EAFE Equity Index Fund

Report of Independent Accountants


To the Board of Directors of BT Advisor Funds and
Shareholders of EAFE Equity Index Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE Equity Index Fund (one of the funds comprising the BTAdvisor Funds, hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000




Tax Information (Unaudited) For the Tax Year Ended December 31, 1999

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial statement reporting requirements.

During the year ended December 31, 1999, the Fund received income from foreign sources in the amount of $1,150,532. The Fund has paid foreign taxes in the amount of $110,116. Such amounts are eligible for the foreign tax credit. You should consult your tax advisor relating to the appropriate treatment of foreign taxes paid.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999


Shares            Description                             Value
------            -----------                             -----
              Common Stocks - 87.4%
              Australia - 2.1%
     10,369   Amcor Ltd.                             $     48,403
         68   AMP Income Securities                         4,194
     13,302   AMP Ltd. (1)                                146,488
      2,477   AMP Reinsurance Notes1                            0
      5,037   Australia Gas Light Company                  29,465
      7,658   Boral Ltd.                                   11,826
      2,627   Brambles Industries                          72,407
     20,130   Broken Hill Proprietary Co. Ltd.            263,450
     15,727   Coca-Cola Amatil Ltd.                        42,810
     13,335   Coles Myer Ltd.                              68,653
     13,905   Colonial Ltd.                                61,961
        715   CSL Ltd.                                     10,246
     14,416   CSR Ltd.                                     34,902
     24,171   Foster's Brewing Group                       69,116
      8,002   General Property Trust                       12,985
      5,881   Lend Lease Corp. Ltd.                        82,120
     19,056   M.I.M. Holdings Ltd.                         19,576
     16,685   National Australia Bank                     254,381
      1,545   Newcrest Mining Ltd.(1)                       5,257
     22,360   News Corporation                            216,392
     22,289   Normandy Mining Ltd.                         15,751
      6,636   North Ltd.                                   15,588
      3,742   Orica Ltd.                                   20,102
     10,600   Pacific Dunlop                               14,954
      8,900   Pioneer International                        26,730
      3,974   Rio Tinto Ltd.                               85,086
      6,613   Santos Ltd.                                  17,958
      7,805   Southcorp Holdings Ltd.                      27,425
      3,185   TABCORP Holdings Ltd.                        21,495
     85,951   Telstra Corp. Ltd.                          465,676
      1,647   Wesfarmer Ltd.                               13,547
     18,472   Westfield Trust - Units                      36,140
     22,112   Westpac Banking Corp., Ltd.(3)              152,023
     13,745   WMC Ltd.                                     75,549
     13,113   Woolworths Ltd.                              44,961
                                                     ------------
                                                        2,487,617
                                                     ------------


Shares            Description                             Value
------            -----------                             -----
              Austria - 0.2%
        230   Austria Tabakwerke AG                  $     11,065
      1,340   Bank Austria AG                              75,213
         70   Boehler-Uddeholm AG                           3,213
        100   Ea-Generali AG                               16,683
        310   Flughafen Wien AG                            10,723
        380   Oesterreichische
               Elektrizitaetswirtschafts AG -- A           53,132
        310   OMV AG                                       29,984
        220   RHI AG                                        6,304
        160   VA Technologie AG                            10,504
        990   Weinerberger
               Baustoffindustrie AG                        21,423
                                                     ------------
                                                          238,244
                                                     ------------
              Belgium - 0.8%
         71   Barco NV                                      9,892
        120   Bekaert NV                                    6,627
        220   Colruyt NV                                   12,569
         29   D'Ieteren SA                                 11,824
        389   Delhaize - Le Lion, SA                       29,164
         22   Dolmen Computer Applications(1)                 662
        657   Electrabel SA                               214,016
      8,451   Fortis-- B                                  303,411
      2,223   Fortis-- B - Strip VVPR1                         22
         50   Fortis Banque Stps VVPR(1)                       10
        223   Groupe Bruxelles Lambert SA                  44,703
      3,647   KBC Bancassurance Holding                   195,563
      1,185   Solvay SA-- A                                97,394
      1,829   UCB SA                                       78,920
        141   Union Miniere SA                              5,455
                                                     ------------
                                                        1,010,232
                                                     ------------
              Denmark - 0.7%
        200   Carlsberg - AS-- A                            7,327
        300   Carlsberg - AS-- B                           11,314
         13   D/S 1912-- B                                152,337
          8   D/S Svendborg-- B                           132,537
        668   Danisco AS                                   25,913




                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares            Description                             Value
------            -----------                             -----
        600   Den Danske Bank                        $     65,460
         85   Falck AS                                      8,873
        500   FLS Industries AS-- B                        12,526
        709   Iss International Service
               System AS-- B                               47,462
        184   Navision Software AS(1)                      13,259
        963   Novo Nordisk AS -- B                        127,114
      2,483   Tele Danmark AS                             183,608
        900   Uni-Danmark AS-- A                           63,036
        112   Vestas Wind Systems AS(1)                    19,762
        104   William Demant Holding                        9,806
                                                     ------------
                                                          880,334
                                                     ------------
              Finland - 3.1%
      1,100   Kemira Oyj                                    6,670
        900   Kesko                                        11,366
     12,400   Merita Oyj                                   72,583
        200   Metra Oy-- A                                  3,648
        200   Metra Oy-- B                                  3,708
      1,900   Metso Oyj(1)                                 24,566
     14,800   Nokia Oyj                                 2,670,130
        800   Outokumpu Oy-- A                             11,266
      2,100   Raisio Group PLC                              8,272
        700   Sampo Insurance Co. Ltd.-- A                 24,346
         37   Sanitec Oyj                                     402
      9,200   Sonera Group Oyj                            627,501
        300   Stockmann AB-- A                              4,811
         50   Stockmann AB-- B                                717
      1,100   Tietonator Oyj Abp                           68,357
      4,100   UPM - Kymmene Corp.                         164,377
                                                     ------------
                                                        3,702,720
                                                     ------------
              France - 8.8%
      2,220   Accor SA                                    106,738
      2,144   Alcatel Alsthom                             489,957
      3,764   AXA - UAP                                   522,136
      4,837   Banque Nationale de Paris                   444,089
        347   Bouygues                                    219,461
      1,361   Canal Plus                                  197,117
        916   Cap Gemini SA                               231,363
      3,662   Carrefour Supermarche                       672,055
        800   Casino Guichard Perracho(3)                  91,169
         33   Coflexip                                      2,386
      1,023   Compagnie de Saint-Gobain                   191,434


Shares            Description                             Value
------            -----------                             -----
        616   Dassault Systemes SA                   $     39,947
        200   Eridania Beghin-Say SA                       21,409
         50   Essilor International                        15,435
     10,620   France Telecom SA                         1,397,615
        148   Gecina                                       16,614
        846   Groupe Danone                               198,420
        100   Imetal SA                                    14,834
      1,016   L'Air Liquide                               169,248
        724   L'Oreal                                     577,993
      1,084   Lafarge SA                                  125,599
        867   Lagardere SCA                                46,926
      1,067   LVMH                                        475,587
      1,262   Michelin-- B                                 49,331
        465   Pechiney SA-- A                              33,068
        450   Pernod Ricard                                25,619
      1,264   Pinault-Printemps-Redoute SA                331,930
        547   PSA Peugeot Citroen                         123,578
         25   Publicis SA                                   9,397
      7,536   Rhone-Poulenc-- A                           435,828
      8,002   Sanofi-Synthelabo SA(1)                     331,564
      1,598   Schneider SA                                124,851
        250   Sidel SA                                     25,684
        100   Simco SA                                      8,053
        300   Societe BIC SA                               13,585
          9   Societe Eurafrance                            5,394
      1,079   Societe Generale Paris                      249,823
        220   Sodexho                                      38,743
      3,130   STmicroelectronics NV                       479,364
      1,237   Suez Lyonnaise des Eaux-Dumez               197,260
        936   Suez Lyonnaise des Eaux                     150,011
      1,959   Thomson CSF                                  64,383
      1,148   Total Fina SA                               153,611
        972   Total Fina SA - STRIP VVPR(1)                    10
      6,582   Total SA-- B                                874,122
      1,800   Usinor Sacilor                               33,647
        510   Valeo SA                                     39,156
      6,279   Vivendi                                     564,208
                                                     ------------
                                                       10,629,752
                                                     ------------
              Germany - 8.3%
        315   Adidas AG                                    23,522
      2,391   Allianze AG                                 799,233
      6,070   BASF AG                                     310,282
      7,145   Bayer AG                                    336,588



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares            Description                             Value
------            -----------                             -----
      4,083   Bayerische Vereinsbank                 $    277,464
        500   Beiersdorf AG                                33,407
        550   Continental AG                               10,943
      9,760   Daimler-Chrysler AG                         755,206
      5,905   Deutsche Bank AG                            496,274
      4,225   Deutsche Lufthansa AG                        97,822
     29,055   Deutsche Telekom                          2,058,915
      4,958   Dresdner Bank AG                            268,348
      1,200   EM TV                                        46,427
      1,300   EM.TV & Merchandising AG                     83,391
        500   Fresenius Medical Care                       42,222
        300   Gehe AG                                      11,577
        552   Heidelberger Zement AG                       43,155
        100   Heidl Zement AG VVPR(1)                           9
        500   Hochtief AG                                  18,543
        850   Karstadt AG                                  33,908
      1,266   Linde AG                                     68,902
        550   MAN AG(3)                                    20,562
      4,800   Mannesmann AG                             1,152,245
      1,690   Merck KGAA                                   52,172
      2,792   Metro AG(3)                                 149,436
      1,686   Muenchener Rueckversicherungs-
              Gesellschaft AG                             425,512
      1,711   Preussag AG                                  94,836
      4,350   RWE AG                                      169,604
      1,285   RWE AG                                       39,411
        625   SAP AG                                      306,328
        460   SAP AG - Vorzug                             275,713
        755   Shering AG                                   90,808
      5,635   Siemens AG                                  713,338
      5,400   Thyssen Krupp  AG                           163,726
      4,875   VEBA AG                                     235,760
      6,708   Viag AG                                     122,367
      3,230   Volkswagen AG                               181,134
                                                     ------------
                                                       10,009,090
                                                     ------------
              Hong Kong - 1.9%
     15,076   Bank of East Asia Ltd.                       41,891
     35,000   Cathay Pacific Airways                       62,359
     23,000   Cheung Kong Holdings Ltd.                   292,177
     22,500   CLP Holdings Ltd.                           103,621
     11,000   Hang Lung Development Co.                    12,453


Shares            Description                             Value
------            -----------                             -----
     19,400   Hang Seng Bank Ltd.                    $    221,489
     13,000   Hong Kong & Shanghai Hotels Ltd.              8,613
     45,909   Hong Kong and China Gas Co. Ltd.             62,897
    121,081   Hong Kong Telecommunications
              Ltd.                                        349,683
      7,600   Hopewell Holdings  Ltd.                       4,522
     38,000   Hutchison Whampoa Ltd.                      552,387
     11,503   Hysan Development Co. Ltd.                   14,576
      8,000   Johnson Electric Holdings Ltd.               51,354
     18,100   New World Development Co. Ltd.               40,747
     12,000   Shangri-La Asia Ltd.                         13,739
     23,045   Sino Land Co.                                13,266
     24,297   Sun Hung Kai Properties Ltd.                253,174
     15,000   Swire Pacific Ltd.-- A                       88,570
      5,000   Television Broadcasts Ltd.                   34,090
     23,102   Wharf Holdings Ltd.                          53,642
                                                     ------------
                                                        2,275,250
                                                     ------------
              Ireland - 0.4%
     10,257   Allied Irish Banks PLC                      116,376
      4,768   CRH PLC                                     102,270
        536   DCC PLC                                       3,976
     26,648   Eircom PLC                                  113,515
      1,341   Greencore Group PLC                           4,099
      1,303   Independent Newspapers PLC                    8,502
      3,440   Irish Permanent PLC                          32,410
     15,506   Jefferson Smurfit Group PLC                  46,625
      1,653   Kerry Group PLC                              19,716
        965   Ryanair Holdings  PLC(1)                     10,253
      5,189   Waterford Wedgwood Units                      5,253
                                                     ------------
                                                          462,995
                                                     ------------
              Italy - 4.0%
     23,919   Alitalia SPA                                 56,699
      1,951   Arnoldo Mondadori Editore SPA                61,598
     12,125   Assicurazioni Generali                      398,615
      2,886   Autogrill SPA(1)                             36,158
      3,823   Banca Commerciale Italiana                   15,442
     67,062   Banca Di Roma                                85,768
     50,428   Banca Intesa SPA                            203,692
     15,682   Bancario San Paolo di Torino                212,037
     22,250   Bennetton Group SPA                          50,847
        621   Bulgari SPA                                   5,552
     85,744   Enel SPA(1)                                 357,516



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares            Description                             Value
------            -----------                             -----
     92,777   ENI SPA                                $    507,728
      4,815   Fiat SPA                                    136,819
     49,375   Istituto Nazionale delle
               Assicurazioni                              130,155
        891   Italcementi SPA                              10,717
      5,851   Italgas SPA                                  22,050
     13,632   Mediaset SPA                                210,962
      6,760   Mediobanca SPA                               68,636
     32,508   Montedison SPA                               52,947
     43,321   Olivetti Group(1)                           124,834
      9,197   Parmalat Finanziaria SPA                     11,707
     22,967   Pirelli SPA                                  62,729
      7,121   Riunione Adriatica di Sicurta SPA            71,088
     76,318   Telecom Italia Mobile SPA                   848,314
     18,947   Telecom Italia Mobile SPA                    89,826
      8,838   Telecom Italia New                           53,593
     42,894   Telecom Italia SPA                          601,898
     59,876   Unicredito Italiano SPA                     292,867
     24,686   Unione Immobiliare SPA                       11,382
                                                     ------------
                                                        4,792,176
                                                     ------------
              Japan - 22.2%
      2,000   77 Bank Ltd.                                 20,927
      1,500   Acom Co. Ltd.                               146,695
      1,000   Advantest Corporation                       263,788
      8,000   Ajinomoto Co., Inc.                          83,240
      1,000   Alps Electronic Co. Ltd.                     15,231
      3,000   Amada Co. Ltd.                               16,384
     29,000   Asahi Bank Ltd.                             178,496
      5,000   Asahi Breweries Ltd.                         54,614
     13,000   Asahi Chemical Industry Co. Ltd.             66,680
     13,000   Asahi Glass Co. Ltd.                        100,464
      5,000   Bank of Fukuoka Ltd.                         34,634
     46,000   Bank of Tokyo - Mitsubishi Ltd.             639,969
     14,000   Bank of Yokohama Ltd.                        64,423
        600   Benesse Corp.                               144,204
      9,000   Bridgestone Corp.                           197,841
      9,000   Canon, Inc.                                 356,993
      3,000   Casio Computer Co. Ltd.                      24,913
         19   Central Japan Railway Co.                   118,988
      8,000   Chichibu Onoda Cement                        15,241
      4,000   Citizen Watch Co. Ltd.                       25,402
      7,000   Cosmo Oil Co. Ltd.                           10,464


Shares            Description                             Value
------            -----------                             -----
        800   Credit Saison Co. Ltd.                 $     13,912
      1,000   CSK Corp.                                   162,181
      8,000   Dai Nippon Printing Co. Ltd.                127,400
      4,000   Daiei, Inc.(3)                               15,827
      2,000   Daiichi Pharmaceutical                       25,967
      3,000   Daikin Industries Ltd.                       40,741
      9,000   Dainippon Ink & Chemicals, Inc.              26,643
     10,000   Daiwa Bank Ltd.                              29,310
      5,000   Daiwa House Industry Co. Ltd.                37,126
     14,000   Daiwa Securities Co. Ltd.                   218,709
      9,000   Denso Corp.                                 214,547
         41   East Japan Railway Co.                      220,712
      2,000   Ebara Corp.                                  22,275
      3,000   Eisai Co. Ltd.                               57,594
      2,500   Fanuc                                       317,767
     35,000   Fuji Bank Ltd.(3)                           339,553
      5,000   Fuji Photo Film Co.                         182,209
      5,000   Fujikura Ltd.                                19,833
     19,000   Fujitsu Ltd.                                865,028
      7,000   Furukawa Electric Co. Ltd.                  106,004
      3,000   Gunma Bank                                   19,491
        300   Hirose Electric Co.                          67,149
     32,000   Hitachi  Ltd.                               512,725
      6,000   Hitachi Zosen Corp.                           4,514
     10,000   Honda Motor Co. Ltd.                        371,257
      1,000   House Foods Industry                         15,143
      1,000   Hoya Corp.                                   78,648
      2,000   INAX                                         11,177
     27,000   Industrial Bank of Japan                    259,831
     11,000   Ishikawajima-Harima Heavy
               Industries Co.                              12,681
      4,000   Ito -Yokado Co. Ltd.                        433,784
     14,000   Itochu Corp.                                 69,620
     17,000   Japan Airlines(1,3)                          50,325
     18,000   Japan Energy Corp.                           16,355
         21   Japan Tobacco                               160,442
      9,000   Joyo Bank                                    41,327
      3,000   JUSCO Co.                                    52,201
     13,000   Kajima Corp.                                 38,738
      4,000   Kaneka Corp                                  51,077
     10,200   Kansai Electric Power Co., Inc.             177,482
      7,000   Kao Corp.                                   199,355



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares            Description                             Value
------            -----------                             -----
      8,000   Kawasaki Heavy Industries Ltd.         $     10,630
     31,000   Kawasaki Steel Corp.                         55,425
      2,000   Kinden Corp.                                 15,339
     15,000   Kinki Nippon Railway                         60,085
     11,000   Kirin Brewery Co. Ltd.                      115,529
      2,000   Kokuyo                                       26,574
     12,000   Komatsu Ltd.                                 55,102
        600   Konami Co. Ltd.                             106,981
     17,000   Kubota Corp.                                 64,941
     11,000   Kumagai Gumi Co. Ltd.(1,3)                    7,523
      4,000   Kuraray Co. Ltd.                             40,447
      2,000   Kurita Water Industries                      31,733
      2,000   Kyocera Corp.                               517,806
      3,000   Kyowa Hakko Kogyo                            17,967
     11,000   Marubeni Corp.                               46,104
      4,000   Marui Co. Ltd.                               59,636
     21,000   Matsushita Electric Industrial
               Co. Ltd.                                   580,626
      5,000   Meiji Seika                                  28,382
      2,000   Minebea Co. Ltd.(3)                          34,253
     24,000   Mitsubishi Chemical Corp.                    84,412
     17,000   Mitsubishi Corp.                            131,044
     23,000   Mitsubishi Electric Corp.                   148,307
     14,000   Mitsubishi Estate Co. Ltd.                  136,368
     37,000   Mitsubishi Heavy Industries Ltd.            123,267
      7,000   Mitsubishi Materials Corp.                   17,097
     14,000   Mitsubishi Trust & Banking Corp.            123,101
     17,000   Mitsui & Co.                                118,753
      8,000   Mitsui Fudosan Co. Ltd.                      54,086
      7,000   Mitsui Marine &
              Fire Insurance Co. Ltd.                      41,444
      7,000   Mitsui Trust & Banking Co. Ltd.              15,798
      8,000   Mitsukoshi Ltd.                              28,137
      3,000   Murata Manufacturing Co. Ltd.               703,434
      2,000   Mycal Corp.                                   8,695
     16,000   NEC Corp.                                   380,636
     12,000   New Oji Paper Co. Ltd.                       72,102
      2,000   NGK Insulators Ltd.                          14,831
        400   Nichiei Co., Ltd.(3)                          8,676
      8,000   Nichirei Corp.                               20,712
        200   Nidec Corp.                                  57,643
      4,000   Nikon Corp.                                 117,239


Shares            Description                             Value
------            -----------                             -----
      1,400   Nintendo Co. Ltd.                      $    232,250
      2,000   Nippon Comsys Ltd.                           41,424
     10,000   Nippon Express Co. Ltd.                      55,200
      2,000   Nippon Meat Packers, Inc.                    25,890
     14,000   Nippon Oil Co. Ltd.                          61,550
     11,000   Nippon Paper Industries Co.                  60,505
     72,000   Nippon Steel Corp.                          168,121
        124   Nippon Telegraph & Telephone
               Corp.                                    2,120,072
     12,000   Nippon Yusen Kabushiki Kaisha                49,006
      4,000   Nishimatsu Construction(3)                   16,023
     35,000   Nissan Motor Co. Ltd.                       137,463
      2,000   Nisshinbo Industries, Inc.                    9,027
      2,000   Nissin Food Products Co. Ltd.                46,993
      1,000   Nitto Denko Corp.                            49,924
     20,000   Nomura Securities Co. Ltd.                  360,510
      6,000   NSK Ltd.                                     40,975
      4,000   NTN Corp.                                    11,802
     10,000   Obayashi Corp.                               47,189
      2,000   Olympus Optical Co. Ltd.                     28,235
      3,000   Omron Corp.                                  69,024
      2,000   Onward Kashiyama Co. Ltd.                    27,358
        700   Oriental Land Co. Ltd.                       60,046
        700   Orix Corporation                            157,432
     23,000   Osaka Gas Co. Ltd.                           55,278
      1,000   Pioneer Electronic Corp.                     26,379
      1,800   Promise Co. Ltd.                             91,446
      1,200   Rohm Company Ltd.                           492,404
     41,000   Sakura Bank Ltd.                            237,135
      5,000   Sankyo Co. Ltd.                             102,584
      1,000   Sanrio Co. Ltd.                              36,930
     22,000   Sanyo Electric Co. Ltd.                      89,199
      4,000   Sapporo Breweries Ltd.                       12,896
      2,000   Secom Co. Ltd.                              219,823
      1,800   Sega Enterprises(3)                          57,154
      3,000   Sekisui Chemical Co. Ltd.                    13,277
      7,000   Sekisui House Ltd.                           61,892
     12,000   Sharp Corp.                                 306,580
        400   Shimamura Co. Ltd.                           63,309
      1,000   Shimano, Inc.                                17,586
      5,000   Shimizu Corp.(3)                             16,511
      4,000   Shin-Etsu Chemical Co. Ltd.                 171,951



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares            Description                             Value
------            -----------                             -----
      2,000   Shiongi & Co. Ltd.                     $     24,249
      4,000   Shiseido Co. Ltd.                            58,229
      7,000   Shizuoka Bank                                71,672
     12,000   Showa Denko K.K.                             13,717
      1,000   Skylark                                      23,497
        700   SMC Corp.                                   154,628
      3,000   Snow Brand Milk Products                     12,076
        900   Softbank Corp.                              859,948
      4,100   Sony Corp.                                1,213,717
     31,000   Sumitomo Bank Ltd.(3)                       423,711
     15,000   Sumitomo Chemical Co.                        70,343
     10,000   Sumitomo Corp.                               96,820
      7,000   Sumitomo Electric Industries                 80,768
      2,000   Sumitomo Forestry Co.                        15,436
     10,000   Sumitomo Marine & Fire                       61,550
     19,000   Sumitomo Metal Industries Ltd.               14,293
      7,000   Sumitomo Metal Mining Co.                    15,593
      6,000   Taisei Corp.(3)                              11,372
      4,000   Taisho Pharmaceutical Co.                   117,239
      1,000   Taiyo Yuden Co. Ltd.                         59,206
      2,000   Takashimaya Co. Ltd. (3)                     13,756
      9,000   Takeda Chemical Industries                  444,043
      1,500   Takefuji Corp.                              187,436
     16,000   Teijin Ltd.                                  58,932
      2,000   Terumo Corp.                                 53,344
      7,000   Tobu Railway Co. Ltd.                        20,517
        300   Toho Co.                                     43,789
      4,600   Tohoku Electric Power                        68,311
     24,000   Tokai Bank (3)                              151,004
     16,000   Tokio Marine & Fire Insurance Co.           186,801
      1,000   Tokyo Broadcasting System                    33,804
      2,000   Tokyo Dome Corp.                              9,575
     13,600   Tokyo Electric Power Co.                    364,066
      2,000   Tokyo Electron Ltd.                         273,558
     25,000   Tokyo Gas Co. Ltd.                           60,818
      6,000   Tokyu Corp.                                  14,596
      8,000   Toppan Printing Co. Ltd.                     79,723
     13,000   Toray Industries, Inc.                       50,296
     33,000   Toshiba Corp.                               251,478
      2,000   Tostem Corp.                                 35,856
      5,000   Toto Ltd.                                    30,189
      2,000   Toyo Seikan Kaisha                           28,919
      8,000   Toyobo Ltd.                                  10,395



Shares            Description                             Value
------            -----------                             -----
     37,000   Toyota Motor Corp.                     $  1,789,360
     11,000   Ube Industries Ltd.                          22,891
      1,000   Uni-Charm Corp.                              57,545
      2,000   Uny Co. Ltd.                                 19,520
      3,000   Wacoal Corp.                                 26,349
        200   World Co. Ltd.                               24,816
      2,000   Yamaha Corp.                                 12,974
     14,000   Yamaichi Securities Co. Ltd.(1)                  --
      3,000   Yamanouchi Pharmaceutical
               Co. Ltd.                                   104,636
      5,000   Yamato Transport Co. Ltd.                   193,444
      2,000   Yamazaki Baking Co. Ltd.                     21,670
                                                     ------------
                                                       26,637,944
                                                     ------------
              Netherlands - 5.3%
      8,130   AEGON NV(3)                                 781,461
      3,513   Akzo Nobel                                  175,350
     17,695   Algemene Bank Nederland NV                  439,846
      1,707   ASM Lithography Holding NV1                 188,715
      1,607   Baan                                         22,598
      7,955   Elsevier NV                                  94,563
      1,361   Getronics NV                                108,039
      1,043   Hagemeyer NV                                 24,034
      3,777   Heineken NV                                 183,303
     11,831   ING Groep NV                                710,782
        612   KLM NV                                       15,642
      8,000   Koninklijke Ahold NV                        235,661
      5,873   Koninklijke KPN NV                          570,403
        313   Oce NV                                        5,264
      4,182   Philips Electronics NV                      565,869
     25,867   Royal Dutch Petroleum Co.                 1,577,629
      5,839   TNT Post Group NV                           166,502
      6,619   Unilever NV                                 363,821
      2,763   Wolters Kluwer NV - CVA                      93,050
                                                     ------------
                                                        6,322,532
                                                     ------------
              New Zealand - 0.1%
     20,319   Brierley Investments Ltd.                     4,239
     22,106   Carter Holt Harvey Ltd.                      28,821
      7,114   Contact Energy Ltd.                          12,428
      2,236   Fletcher Challenge Building                   3,288
      4,342   Fletcher Challenge Energy                    11,322
        317   Fletcher Challenge Forests                      127
      3,832   Fletcher Challenge Paper                      2,678



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares            Description                             Value
------            -----------                             -----
      7,645   Lion Nathan Ltd.                       $     17,742
     20,395   Telecom Corp. of New Zealand                 95,724
                                                     ------------
                                                          176,369
                                                     ------------
              Norway - 0.3%
        500   Bergensen d.y. ASA-- A                        9,082
      7,950   Den Norske Bank ASA                          32,543
        700   Elkem ASA                                    16,113
        600   Hafslund ASA-- A                              3,613
        780   Kvaerner ASA(3)                              16,401
        800   Merkantildata AS                              9,655
      1,600   NCL Holdings ASA(1)                           6,888
      3,300   Norsk Hydro ASA                             137,959
        400   Norske Skogindustrier ASA-- A                20,803
      2,564   Orkla ASA-- A                                44,024
      1,200   Petroleum Geo-Services ASA(1)                21,351
        850   Schibsted ASA                                15,758
      1,200   Tomra Systems ASA                            20,306
      4,150   Uni-Storebrand ASA-- A                       31,497
                                                     ------------
                                                          385,993
                                                     ------------
              Portugal - 0.4%
     12,600   Banco Comercial Portugues, SA                69,586
      1,181   Banco Espirito Santo e Comercial
              de Lisboa, SA                                33,026
      2,895   BPI  SGPS SA                                 12,274
      2,000   Brisa- Auto Estradas de
               Portugal SA                                 15,275
      1,553   Cimentos de Portugal                         25,683
      7,193   Electricidade de Portugal, SA               124,942
        866   Jeronimo Martins, SGPS, SA                   22,047
     12,445   Portugal Telecom SA                         135,838
         44   Sagem S. A.                                  30,430
        572   Sonae Investimentos -
               Sociedade Gestor a de
               Participacoes Sociais, SA                   30,042
                                                     ------------
                                                          499,143
                                                     ------------
              Singapore - 1.1%
     13,000   City Developments Ltd.                       76,080
      1,000   Creative Technology Ltd.                     18,127
      2,000   Cycle & Carriage Ltd.                         6,182
     18,513   DBS Group Holdings Ltd.(3)                  303,363
      8,750   DBS Land Ltd.                                17,227
      3,000   Fraser & Neave Ltd.                          11,074


Shares            Description                             Value
------            -----------                             -----
      6,750   Keppel Corp. Ltd.                      $     17,665
     17,337   Oversea - Chinese Banking
               Corp., Ltd.                                159,217
      4,000   Parkway Holdings Ltd.                         9,076
     32,329   Sembcorp Industries Ltd.                     44,050
     16,000   Singapore Airlines Ltd.                     181,512
      2,000   Singapore Press Holdings Ltd.                43,337
      2,296   Singapore Press Holdings
               Ltd. - 100(1)                               49,889
     39,000   Singapore Technologies
               Industrial Corp.                            60,396
     86,000   Singapore Telecommunications
               Ltd.                                       177,575
     12,000   United Industrial Corp. Ltd.                  6,771
      9,448   United Overseas Bank Ltd.                    83,364
                                                     ------------
                                                        1,264,905
                                                     ------------
              Spain - 2.4%
        490   Acerinox SA                                  19,449
      5,615   Argentaria SA                               131,299
      2,826   Autopistas Concesionaria
               Espanola SA                                 27,334
     21,388   Banco Bilbao Vizcaya SA(3)                  303,122
     41,047   Banco Santander Central
               Hispano SA                                 462,430
        786   Corporacion Financiera Alba SA               26,754
        860   Corporacion Mapfre                           14,067
     12,405   Endesa SA                                   245,065
      1,320   Fomento de Construcciones y
               Contrates SA                                26,725
      4,543   Gas Natural SDG- E                          104,137
      1,451   General de Aguas de Barcelona                21,146
        485   Grupo Dragados SA                             4,258
     11,463   Iberdrola SA                                158,094
     13,807   Repsol SA                                   318,568
      2,409   Sol Melia SA                                 27,164
      4,935   Tabacalera SA-- A(3)                         70,238
     35,814   Telefonica SA                               890,231
      2,023   Union Electrica Fenosa SA                    35,160
        643   Vallehermoso SA                               4,498
                                                     ------------
                                                        2,889,739
                                                     ------------
              Sweden - 3.0%
      1,118   ABB Ltd.(1)                                 135,709
        500   Assidoman AB                                  8,106



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares            Description                             Value
------            -----------                             -----
      6,372   AstraZeneca Group PLC                  $    268,514
      2,071   Atlas Copco AB-- A                           60,969
        342   Atlas Copco AB-- B                            9,688
        700   Drott AB-- B                                  7,948
      4,700   Electrolux AB-- B                           117,733
     22,900   Ericsson Lm-- B                           1,466,260
      6,650   ForeningsSparbanken AB                       97,302
      3,100   Gambro AB-- A                                27,759
     10,100   Hennes & Mauritz AB-- B                     336,941
      1,500   Netcom Systems AB-- B                       104,998
        300   Om Gruppen AB                                 6,497
      2,200   Sandvik AB-- A                               68,629
        300   Sandvik AB-- B                                9,517
      4,300   Securitas AB-- B                             77,514
      6,100   Skandia Forsakrings AB                      183,506
      9,060   Skandinaviska Enskilda
               Banken-- A                                  91,204
      1,800   Skanska AB-- B                               66,791
        400   SKF AB-- B                                    9,692
      2,866   Svenska Cellulosa AB-- B                     84,541
      8,200   Svenska Handelsbanken
               AB-- A                                     102,704
        600   Svenskt Stal AB-- A                           9,271
      1,900   Swedish Match AB                              6,605
        400   Trelleborg AB-- B                             3,582
      1,500   Volvo AB-- A                                 37,750
      3,800   Volvo AB-- B                                 97,858
      1,100   Wm-Data AB-- B                               67,728
                                                     ------------
                                                        3,565,316
                                                     ------------
              Switzerland - 5.6%
      2,615   ABB Ltd.(1)                                 318,149
        210   Adecco SA                                   162,676
         80   Alusuisse-Lonza Holding AG                   58,673
      3,350   Credit Suisse Group                         662,369
         81   Holderbank Financiere
               Glarus AG-- B                              110,312
         60   Holderbank Financiere
               Glarus AG - Reg                             21,178
         85   Lonza AG                                     51,401
        483   Nestle SA                                   880,167
        861   Novartis AG - Bearer                      1,257,561
         20   Roche Holding AG - Bearer                   324,851
         83   Roche Holding AG - Genusscheine             979,989


Shares            Description                             Value
------            -----------                             -----
        100   Sairgroup                              $     20,022
         10   Schindler Holding AG                         15,930
        180   Schweizerische Ruckversicherungs-
               Gesellschaft                               367,819
         15   SGS Societe Generale de
               Surveillance Holding SA                     19,023
        100   Societe Suisse pour la
               Microelectronique et l'Hogeric AG           23,177
         25   Societe Suisse pour la
               Microelectronique
              et l'Hogeric AG - Bearer                     28,643
         35   Sulzer AG                                    22,630
        930   Swisscom AG                                 374,154
      2,563   UBS AG                                      688,491
        600   Zurich Allied AG                            340,344
                                                     ------------
                                                        6,727,559
                                                     ------------
              United Kingdom - 16.7%
     16,068   Abbey National PLC                          256,378
     18,142   Allied Zurich PLC                           214,618
      7,785   Amvescap PLC                                 92,848
      2,788   Anglian Water PLC                            25,523
      3,286   Arjo Wiggins Appleton PLC                    10,725
      1,829   ARM Holdings PLC(1)                         122,039
     16,265   Barclays PLC                                468,187
      9,567   Bass PLC New                                118,496
      4,466   BBA Group PLC                                36,745
      1,414   Berkeley Group PLC                           16,294
     40,094   BG Group PLC                                256,378
      2,853   BICC Group PLC                                4,161
     11,724   Blue Circle Industries PLC                   66,938
      5,280   BOC Group PLC                               113,180
     10,406   Boots Co. PLC                               101,299
    206,380   BP Amoco PLC                              2,073,902
     28,503   British Aerospace PLC                       188,117
     12,063   British Airport Author                       83,309
     14,428   British Airways PLC                          93,712
     26,085   British American Tobacco                    145,568
      7,023   British Land Co. PLC                         46,153
     19,585   British Sky Broadcasting Group
               PLC                                        314,705
     68,693   British Telecommunications PLC            1,660,688
      3,148   Bunzl PLC                                    17,301
      1,732   Burmah Castrol PLC                           32,800



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares            Description                             Value
------            -----------                             -----
     18,315   Cadbury Schweppes PLC                  $    107,299
      7,226   Canary Wharf Group PLC(1)                    44,663
      2,073   Caradon PLC                                   5,212
      6,913   Carlton Communications PLC                   67,797
     48,359   Centrica PLC                                139,513
     15,095   CGU PLC                                     238,542
      8,798   Compass Group PLC                           119,464
     37,363   Corus Group PLC                              97,252
     38,646   Diageo PLC New                              309,872
      5,364   Dixons Group PLC                            128,726
      5,509   Electrocomponents PLC                        60,820
      8,414   EMI Group PLC                                81,840
      3,338   FKI PLC                                      13,127
      7,579   GKN PLC                                     122,762
     38,552   Glaxo Wellcome PLC                        1,089,835
     21,490   Granada Group PLC                           216,125
      9,000   Great Universal Stores PLC                   49,826
     21,764   Halifax PLC                                 240,453
      9,214   Hanson PLC                                   76,033
      9,042   Hays PLC                                    143,107
     89,784   HSBC Holdings PLC (75p)                   1,243,015
      6,422   3i Group PLC                                114,992
      6,527   Imperial Chemical Industries
               PLC                                         69,008
      1,637   Johnson Matthey PLC                          17,215
     16,420   Kingfisher PLC                              180,618
     13,586   Ladbroke Group PLC                           42,753
      7,620   Land Securities PLC                          84,187
     53,653   Legal & General Group PLC                   145,922
     57,024   Lloyds TSB Group PLC                        710,430
      4,483   Logica PLC                                  114,882
     29,286   Marconi PLC                                 516,371
     24,267   Marks & Spencer PLC                         115,378
      4,322   MEPC PLC                                     30,893
      6,689   Misys PLC                                   101,662
     15,613   National Grid Group PLC                     118,143
     12,834   National Power PLC                           73,637
      5,001   Nycomed Amersham PLC                         32,039
      7,209   Pearson PLC                                 233,304
      7,014   Peninsular & Orient Steam
               Navigation Co.                             116,210
      6,103   Pilkington PLC                                8,213
        785   Provident Financial PLC                       8,603


Shares            Description                             Value
------            -----------                             -----
     19,275   Prudential Corp. PLC                   $    377,446
        248   Psion PLC                                    10,344
      6,776   Railtrack Group PLC                         110,847
      5,073   Rank Group PLC                               16,148
      8,800   Reed International PLC                       65,454
     30,588   Rentokil Initial PLC                        111,169
     16,590   Reuters Group PLC                           228,076
      3,294   Rexam PLC                                    13,272
     11,926   Rio Tinto PLC                               286,010
      2,331   RMC Group PLC                                31,370
        198   Royal & Sun Alliance Insurance
               Group PLC                                    1,476
      8,248   Royal Bank of Scotland Group
               PLC                                        145,429
     15,280   Sage Group PLC (The)                        186,178
     16,310   Sainsbury (J.) PLC                           91,478
      4,122   Schroders PLC                                78,924
     16,888   Scottish Power PLC                          127,382
      5,259   SEMA Group PLC                               93,913
     43,308   Siebe PLC                                   233,828
     59,976   Smithkline Beecham PLC                      760,740
      4,572   Smiths Industries PLC                        66,871
      7,452   Stagecoach Holdings PLC                      17,595
      3,272   Tate & Lyle PLC                              21,410
      7,915   Taylor Woodrow PLC                           17,094
     77,773   Tesco PLC                                   236,592
      5,176   Thames Water PLC                             63,692
      5,446   TI Group PLC                                 40,376
     33,249   Unilever PLC                                231,766
      3,122   United Utilities PLC                         32,279
    317,798   Vodafone Group                            1,563,475
      7,189   Williams Holding PLC                         32,790
      7,484   Wolseley PLC                                 57,294
      9,314   WPP Group PLC                               146,361
     12,764   Zeneca Group PLC                            528,282
                                                     ------------
                                                       20,015,168
                                                     ------------
              Total Common Stocks
                  (Cost $77,984,262)                  104,973,078
                                                     ------------




                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1999

Shares /
Par (000)         Description                             Value
------            -----------                             -----
              Preferred Stock - 0.2%
              Australia - 0.2%
     24,917   News Corp. Ltd.- Preferred             $    212,769
                                                     ------------
              Germany - 0.0%
        400   Volkswagen AG - Preferred                    12,749
        500   Dyckerhoff AG - Preferred                    15,235
                                                     ------------
                                                           27,984
                                                     ------------
              Italy - 0.0%
      1,035   Fiat SPA - Preferred                         14,886
                                                     ------------
              Total Preferred Stock
                  (Cost $205,177)                         255,639
                                                     ------------
              Short Term Instruments - 11.9%
              United States - 11.9%
 13,491,362   Institutional Cash Management
               Fund                                    13,491,362
$  850,000   U.S. Treasury Bill, 4.86%,
              04/06/00(2)                                 838,217
                                                     ------------
                                                       14,329,579
                                                     ------------
              Total Short Term Instruments
                  (Cost $14,329,745)                   14,329,579
                                                     ------------
              Foreign Bonds - 0.0%
              United Kingdom
      5,753   BG Transco Holdings PLC,
                7.055%, 12/14/09(4)                         9,334
      5,753   BG Transco Holdings PLC,
               4.188%, 12/14/22(4)                          9,305
      5,753   BG Transco Holdings PLC,
               7.000%, 12/16/24                             9,019
                                                     ------------
              Total Foreign Bonds
                  (Cost $27,997)                           27,658
                                                     ------------
Total Investments
   (Cost $92,547,181)          99.5%                 $119,585,954
                              -----                  ------------
Other Assets in Excess
 of Liabilities                 0.5                       577,590
                              -----                  ------------
Net Assets                    100.0%                 $120,163,544
                              =====                  ============

----------
(1) Non-income producing security.
(2) Held as collateral for Foreign Futures Contracts.
(3) Securities on loan.
(4) Variable rate security. Interest rate disclosed is as of December 31, 1999.


Industry Diversification (Unaudited)
(percentage based on net assets as of 12/31/99)

Telecommunications                                 13.99%
Cash                                               11.92
Banks                                              11.19
Electrical                                          7.04
Pharmaceuticals                                     4.72
Utility                                             4.63
Insurance                                           4.36
Auto Related                                        3.04
Oil                                                 2.94
Retail                                              2.93
Computer                                            2.51
Financial Services                                  2.48
Foods                                               2.44
Consumer Goods                                      2.41
Energy-Foreign                                      2.28
Other*                                             20.64
                                                  ------
Total Investments                                  99.52
Other Assets Less Liabilities                       0.48
                                                  ------
                                                  100.00%
                                                  ======

----------
* No one industry represents more than 2% of Portfolio holdings.



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Statement of Assets and Liabilities

                                                                                       As of
                                                                                       December 31, 1999
Assets
     Investments, at Value (Cost of $92,547,181)                                            $119,585,954
     Cash(1)                                                                                     922,788
     Receivable for Shares of Beneficial Interest Subscribed                                       4,978
     Receivable for Securities Sold                                                               40,702
     Receivable for Collateral Under Security Loan Agreements                                  1,699,960
     Interest Receivable                                                                          71,427
     Receivable for Foreign Taxes Withheld                                                        67,592
     Dividends Receivable                                                                         69,088
     Variation Margin Receivable                                                                   1,425
     Unrealized Appreciation on Forward Foreign Currency Contracts                                61,400
     Due from Bankers Trust                                                                        8,139
     Prepaid Expenses and Other                                                                    1,919
                                                                                            ------------
Total Assets                                                                                 122,535,372
                                                                                            ------------
Liabilities
     Payable for Securities Purchased                                                            501,218
     Payable for Collateral Under Security Loan Agreements                                     1,699,960
     Accrued Expenses and Other                                                                   49,656
     Unrealized Depreciation on Forward Foreign Currency Exchange Contracts                      120,994
                                                                                            ------------
Total Liabilities                                                                              2,371,828
                                                                                            ------------
Net Assets                                                                                  $120,163,544
                                                                                            ============
Composition of Net Assets
     Paid-in Capital                                                                        $ 92,236,835
     Net Unrealized Appreciation on Investments, Foreign Futures, Foreign Currencies
          and Forward Foreign Currency Contracts                                              27,926,709
                                                                                            ------------
Net Assets                                                                                  $120,163,544
                                                                                            ============

----------
(1) Includes foreign cash of $907,270 with a cost of $906,306.



                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Statement of Operations

                                                                                     For the year ended
                                                                                      December 31, 1999
Investment Income
      Dividends (net of foreign withholding tax of $109,340)                              $   1,326,921
      Interest                                                                                   46,520
      Securities Lending Income                                                                   1,872
                                                                                          -------------
Total Investment Income                                                                       1,375,313
                                                                                          -------------
Expenses
      Advisory Fees                                                                             165,995
      Administration and Services Fees                                                           70,051
      Professional Fees                                                                          39,924
      Trustees Fees                                                                               4,576
      Printing and Shareholder Reports                                                            4,113
      Deferred Organization Expenses                                                              1,796
                                                                                          -------------
Total Expenses                                                                                  286,455
Less: Fee Waivers or Expense Reimbursements                                                     (41,277)
                                                                                          -------------
Net Expenses                                                                                    245,178
                                                                                          -------------
Net Investment Income                                                                         1,130,135
                                                                                          -------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Futures, Foreign
      Currencies and Forward Foreign Currency Contracts
            Net Realized Gain (Loss) from:
                 Investment Transactions                                                         79,426
                 Foreign Futures Transactions                                                 1,871,867
                 Foreign Currency Transactions                                                 (363,595)
                 Forward Foreign Currency Transactions                                          (67,919)
            Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign
                 Futures, ForeignCurrencies and Forward ForeignCurrency Contracts            18,679,410
                                                                                          -------------
Net Realized and Unrealized Gain on Investments, Foreign Futures, Foreign
      Currencies and Forward Foreign Currency Contracts                                      20,199,189
                                                                                          -------------
Net Increase in Net Assets from Operations                                                $  21,329,324
                                                                                          =============


                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Statements of Changes in Net Assets

                                                                                   For the years ended December 31,
                                                                                    1999                      1998
Increase (Decrease) in Net Assets from:
Operations
     Net Investment Income                                                 $        1,130,135          $        629,285
     Net Realized Gain from Investments, Foreign Futures,
          Foreign Currency and Forward Foreign Currency
          Transactions                                                              1,519,779                    39,644
     Net Change in Unrealized Appreciation/Depreciation
          on Investments, Foreign Futures, Foreign Currencies
          and Forward Foreign Currency Contracts                                   18,679,410                 6,726,638
                                                                           ------------------          ----------------
Net Increase in Net Assets from Operations                                         21,329,324                 7,395,567
                                                                           ------------------          ----------------
Capital Transactions
     Proceeds from Capital Invested                                                62,410,436                 7,492,584
     Value of Capital Withdrawn                                                    (5,781,396)               (9,414,873)
                                                                           ------------------          ----------------
Net Increase (Decrease) in Net Assets from
     Capital Transactions                                                          56,629,040                (1,922,289)
                                                                           ------------------          ----------------
Total Increase in Net Assets                                                       77,958,364                 5,473,278
                                                                           ------------------          ----------------
Net Assets
Beginning of Year                                                                  42,205,180                36,731,902
                                                                           ------------------          ----------------
End of Year                                                                $      120,163,544          $     42,205,180
                                                                           ==================          ================


                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for periods indicated for the EAFE Equity Index Portfolio.

                                                                                                       For the period
                                                                                                      Jan. 24, 1996(1)
                                                          For the years ended December 31,                  to
                                                       1999               1998            1997         Dec. 31, 1996
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)             $120,164           $42,205         $36,732         $40,392
Ratios to Average Net Assets:
     Net Investment Income                               1.61%             1.60%           1.74%           1.69%(2)
     Expenses After Waivers                              0.35%             0.35%           0.35%           0.35%(2)
     Expenses Before Waivers                             0.40%             0.41%           0.41%           0.46%(2)
     Decrease Reflected in the Above Expense
          Ratios Due to Fee Waivers or Expense
          Reimbursements                                 0.05%             0.06%           0.06%           0.11%(2)
Portfolio Turnover Rate                                     4%               12%             44%              4%

----------
(1) Commencement of operations.
(2) Annualized.


                       See Notes to Financial Statements.

EAFE Equity Index Portfolio

Notes to Financial Statements


Note 1--Organization and Significant
        Accounting Policies
A. Organization
The EAFE Equity Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996, as an unincorporated trust under the laws of New York, and began operations on January 24, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Exchanges or foreign exchanges are valued based on the closing price of the security on that exchange prior to the time when the Portfolio's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

E. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Net Assets may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

F. Futures Contracts
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. Organization Expenses
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five-year period.

H. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore no federal income tax is required.

I. Security Loans
The Portfolio receives compensation in the form of fees or it retains a portion of interest on the investment of any

EAFE Equity Index Portfolio

Notes to Financial Statements


cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .25% of the average daily net assets.

Bankers Trust has contractually agreed through April 30, 2000 to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .35% of the average daily net assets of the Portfolio.

The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio as of December 31, 1999 amounted to $370,137 and are included in dividend income.

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1999 were $49,090,837, and $2,721,124, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1999 was $93,404,968. The aggregate gross unrealized appreciation was $30,377,435, and the aggregate gross unrealized depreciation for all investments was $4,196,449 as of December 31, 1999.

Note 4--Futures Contracts
A summary of obligations under these financial instruments at December 31, 1999 is as follows:

                                                                  Unrealized
                                                                 Appreciation
                                                                (Depreciation)
Type of Future           Expiration     Contracts  Position          (US$)
--------------           ----------     ---------  ---------    --------------
CAC40 Index
Futures                  March 2000         28       Long          $113,905
Hang Seng  Index
  Futures                January 2000        5       Long            19,207
Nikkei 225 Index
 Futures                 March 2000          3       Long             5,807
Nikkei 300 Index
  Futures                March 2000         51       Long            86,483
Topix Index Futures      March 2000         28       Long           202,002
IBEX plus Index
  Futures                January 2000        3       Long            10,347
FTSE 100 Index
  Futures                March 2000         24       Long            73,710
Aust All Ords
  Index Futures          March 2000          5       Long             1,055
MIB30 plus Index
  Futures                March 2000          2       Long            23,489
DAX Index Futures        March 2000         15       Long           274,020
                                          ----                     --------
                                           164                     $810,025
                                          ====                     ========

At December 31, 1999, the Portfolio segregated securities with a value of approximately $838,000 to cover margin requirements on open futures contracts.

EAFE Equity Index Portfolio

Notes to Financial Statements


Note 5--Open Forward Foreign Currency Contracts
At December 31, 1999, the EAFE Equity Index Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                                 Net Unrealized
                                                                       Settlement                 Contract        Appreciation
Contracts to Deliver                       In Exchange For               Date                    Value (US$)  (Depreciation) (US$)
----------------------------------------------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------------------------------------------
Swiss Franc              288,000      U.S. Dollars      180,327    1/4/00                          179,918           (409)
Euro                     321,000      U.S. Dollars      322,509    1/4/00                          321,739           (770)
Euro                     382,549      U.S. Dollars      388,000    1/20/00                         383,429         (4,571)
Euro                   1,732,000      U.S. Dollars    1,811,360    1/20/00                       1,744,470        (66,890)
Euro                     163,583      U.S. Dollars      168,000    1/20/00                         164,761         (3,239)
Euro                   1,645,150      U.S. Dollars    1,677,000    1/20/00                       1,656,995        (20,005)
Euro                     384,024      U.S. Dollars      387,000    1/20/00                         386,789           (211)
British Pound             98,204      U.S. Dollars      159,000    1/20/00                         158,275           (725)
British Pound          1,850,000      U.S. Dollars    3,006,990    1/20/00                       2,993,485        (13,505)
British Pound             45,165      U.S. Dollars       73,000    1/20/00                          73,081             81
British Pound            528,247      U.S. Dollars      858,000    1/20/00                         854,757         (3,243)
British Pound             99,825      U.S. Dollars      161,000    1/20/00                         161,527            527
Japanese Yen          22,591,830      U.S. Dollars      222,000    1/20/00                         220,720         (1,280)
Japanese Yen         234,800,000      U.S. Dollars    2,245,236    1/20/00                       2,295,435         50,200
Japanese Yen          10,669,770      U.S. Dollars      103,000    1/20/00                         104,309          1,309
Japanese Yen          13,415,972      U.S. Dollars      131,000    1/20/00                         131,156            156
Japanese Yen         119,562,125      U.S. Dollars    1,175,000    1/20/00                       1,168,854         (6,146)
Japanese Yen          22,755,265      U.S. Dollars      221,000    1/20/00                         222,458          1,458
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Purchases                                (67,263)
----------------------------------------------------------------------------------------------------------------------------------
Sales
----------------------------------------------------------------------------------------------------------------------------------
Euro                     210,674      U.S. Dollars      216,000    1/20/00                         212,191          3,809
British Pound          1,608,146      U.S. Dollars    2,606,000    1/20/00                       2,602,140          3,860
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Sales                                      7,669
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Net Unrealized Depreciation  $ (59,594)
----------------------------------------------------------------------------------------------------------------------------------


Note 6--Lending of Portfolio Securities

The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% and 105% to the current market value of the loaned securities for both domestic and international securities, respectively.

           At December 31,1999
               Market Value                              % of
                of Loaned         Market Value         Portfolio
                Securities        of Collateral         on Loan
               ------------       -------------       ------------
                $1,612,392         $1,669,960            1.35%

Note 7--Risks of Investing in Foreign Securities
The Portfolio invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

EAFE Equity Index Portfolio

Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of the EAFE Equity Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE Equity Index Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

EAFE Equity Index Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Advisor Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:

1.  To elect the Bankers Trust Advisor Funds Board of Trustees.

                                        Shares        Shares Voted
                                         Voted          Withheld
                                          For           Authority
                                       ----------     ------------
        Mr. Charles P. Biggar          2,926,809           --
        Mr. S. Leland Dill             2,926,809           --
        Mr. Richard T. Hale            2,926,809           --
        Mr. Bruce E. Langton           2,926,809           --
        Mr. Philip Saunders, Jr.       2,926,809           --
        Mr. Harry Van Benschoten       2,926,809           --
        Dr. Martin J. Gruber           2,926,809           --
        Dr. Richard J. Herring         2,926,809           --


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                          For            Against            Abstain
                       --------          -------           --------
                       2,924,157           --                2,652


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                          For            Against            Abstain
                       --------          -------           --------
                       2,921,934           --                4,875


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                          For            Against            Abstain
                       --------          -------           --------
                       2,923,574           --                3,235


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                          For            Against            Abstain
                       --------          -------           --------
                       2,926,809            --                 --

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



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



For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    Deutsche Asset Management Service Center
                                    P.O. Box 219210
                                    Kansas City, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.








EAFE Equity Index Fund                                     CUSIP #05576L874
BT Advisor Funds                                           514ANN (12/99)

Distributed by:
ICC Distributors, Inc.